REVENUE AND OTHER INCOME (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Sale of goods	¥ 327,581,000	¥ 498,189,000	¥ 821,792,000
Other income
Interest income	73,000	36,000	32,000
Foreign exchange gain	74,000	450,000	0
Consulting income	109,000	0	0
Rent deposit refund	88,000	0	0
Other income	96,000	0	0
Gain on disposal of fixed assets	0	0	70,000
Rental income	14,196,000	14,151,000	14,151,000
Total Other Income	¥ 14,636,000	¥ 14,637,000	¥ 14,253,000